Expense Example {- Disciplined Small Cap Portfolio} - 02.28 VIP Disciplined Small Cap Portfolio Initial, Service, Service 2 PRO-12 - Disciplined Small Cap Portfolio	Mar. 18, 2022 USD ($)
VIP Disciplined Small Cap Portfolio-Initial VIP
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	750
VIP Disciplined Small Cap Portfolio-Service VIP
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
VIP Disciplined Small Cap Portfolio-Service 2 VIP
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	$ 1,049